Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	LINCOLN VARIABLE INSURANCE PRODUCTS TRUST
Prospectus Date	rr_ProspectusDate	May 01, 2015
Supplement [Text Block]	lvipt1_SupplementTextBlock

LVIP Money Market Fund Supplement Dated April 11, 2016 to the Prospectus dated May 1, 2015

This Supplement updates certain information in the Prospectus for the LVIP Money Market Fund (the “Fund”). You may obtain copies of the Fund’s prospectus free of charge, upon request, by calling toll-free 1-800-4LINCOLN (454-6265) or at www.lfg.com/lvip.

Please keep this Supplement with your prospectus and other important records.

Revisions to the prospectus for the Fund:

Effective April 14, 2016 the following replaces the first paragraph under Principal Risks on pages 2 and 4:

You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $10.00 per share, it cannot guarantee it will do so. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.

Below are specific principal risks of investing in the Fund.

LVIP Money Market Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	lvipt1_SupplementTextBlock

LVIP Money Market Fund Supplement Dated April 11, 2016 to the Prospectus dated May 1, 2015

This Supplement updates certain information in the Prospectus for the LVIP Money Market Fund (the “Fund”). You may obtain copies of the Fund’s prospectus free of charge, upon request, by calling toll-free 1-800-4LINCOLN (454-6265) or at www.lfg.com/lvip.

Please keep this Supplement with your prospectus and other important records.

Revisions to the prospectus for the Fund:

Effective April 14, 2016 the following replaces the first paragraph under Principal Risks on pages 2 and 4:

You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $10.00 per share, it cannot guarantee it will do so. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.

Below are specific principal risks of investing in the Fund.